Consolidated statements of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of profit or loss and other comprehensive income
NET REVENUE	R$ 1,962,525	R$ 1,317,346	R$ 631,147
Cost of services rendered	(669,480)	(502,331)	(240,924)
GROSS PROFIT	1,293,045	815,015	390,223
General and administrative expenses	(259,086)	(179,335)	(89,344)
Selling expenses	(360,401)	(244,836)	(111,490)
Net impairment losses on financial assets	(263,541)	(187,534)	(110,689)
Other income (expenses), net	(8,453)	(2,320)	65
Operating expenses	(891,481)	(614,025)	(311,458)
OPERATING PROFIT	401,564	200,990	78,765
Financial income	60,970	64,566	45,520
Financial expenses	(366,545)	(264,437)	(74,879)
Financial results	(305,575)	(199,871)	(29,359)
PROFIT BEFORE TAXES	95,989	1,119	49,406
Current income taxes	(53,611)	(18,023)	(11,333)
Deferred income taxes	66,414	110,224	32,575
Income taxes	12,803	92,201	21,242
NET INCOME FOR THE YEAR	108,792	93,320	70,648
TOTAL COMPREHENSIVE INCOME	R$ 108,792	R$ 93,320	R$ 70,648
Basic earnings per share (R$)	R$ 3.23	R$ 3.52	R$ 3.08
Diluted earnings per share (R$)	R$ 2.97	R$ 3.23	R$ 2.89